Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.9%
Ally Auto Receivables Trust
Series 2019-4, Class A4,
1.92%, 01/15/2025	$ 5,000,000	$ 4,944,357
Apidos CLO XVIII
Series 2018-18A, Class A2,
3-Month LIBOR + 1.40%, 4.16% (A), 10/22/2030 (B)	3,000,000	2,893,728
Benefit Street Partners CLO IV Ltd.
Series 2014-IVA, Class ARRR,
3-Month LIBOR + 1.18%, 3.89% (A), 01/20/2032 (B)	4,250,000	4,172,748
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class BR,
3-Month LIBOR + 1.70%, 4.21% (A), 07/15/2034 (B)	3,950,000	3,740,496
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A4,
1.96%, 02/18/2025	2,400,000	2,374,121
Carlyle US CLO Ltd.
Series 2017-1A, Class A2R,
3-Month LIBOR + 1.60%, 4.31% (A), 04/20/2031 (B)	6,675,000	6,348,225
CarMax Auto Owner Trust
Series 2020-4, Class A3,
0.50%, 08/15/2025	1,794,101	1,749,744
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7,
3.96%, 10/13/2030	2,000,000	2,060,835
Columbia Cent CLO 31 Ltd.
Series 2021-31A, Class B,
3-Month LIBOR + 1.55%, 4.26% (A), 04/20/2034 (B)	10,000,000	9,360,400
GM Financial Consumer Automobile Receivables Trust
Series 2019-4, Class A4,
1.76%, 01/16/2025	5,000,000	4,926,954
Honda Auto Receivables Owner Trust
Series 2020-3, Class A4,
0.46%, 04/19/2027	1,300,000	1,245,864
LCM XXIV Ltd.
Series 24A, Class AR,
3-Month LIBOR + 0.98%, 3.69% (A), 03/20/2030 (B)	1,000,000	981,462
Logan CLO II Ltd.
Series 2021-2A, Class B,
3-Month LIBOR + 1.70%, 4.41% (A), 01/20/2035 (B)	2,500,000	2,381,360
Mercedes-Benz Auto Receivables Trust
Series 2019-1, Class A4,
2.04%, 01/15/2026	2,600,000	2,571,426
Octagon Investment Partners 44 Ltd.
Series 2019-1A, Class BR,
3-Month LIBOR + 1.70%, 4.21% (A), 10/15/2034 (B)	3,000,000	2,816,004

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Silver Rock CLO II Ltd.
Series 2021-2A, Class B1,
3-Month LIBOR + 1.90%, 4.61% (A), 01/20/2035 (B)	$ 2,298,000	$ 2,159,566
Sixth Street CLO XX Ltd.
Series 2021-20A, Class B,
3-Month LIBOR + 1.65%, 4.36% (A), 10/20/2034 (B)	1,000,000	951,068
TCW CLO AMR Ltd.
Series 2019-1A, Class BR,
3-Month LIBOR + 1.75%, 3.16% (A), 08/16/2034 (B)	7,900,000	7,630,689
TICP CLO XII Ltd.
Series 2018-12A, Class BR,
3-Month LIBOR + 1.65%, 4.16% (A), 07/15/2034 (B)	6,650,000	6,312,007
Toyota Lease Owner Trust
Series 2022-A, Class A3,
1.96%, 02/20/2025 (B)	3,500,000	3,415,576
Voya CLO Ltd.
Series 2018-3A, Class A2,
3-Month LIBOR + 1.40%, 3.91% (A), 10/15/2031 (B)	5,200,000	4,997,200
Whitebox CLO I Ltd.
Series 2019-1A, Class ANBR,
3-Month LIBOR + 1.70%, 4.48% (A), 07/24/2032 (B)	2,500,000	2,391,448

Total Asset-Backed Securities (Cost $83,039,827)		80,425,278

CORPORATE DEBT SECURITIES - 26.9%
Aerospace & Defense - 0.1%
Moog, Inc.
4.25%, 12/15/2027 (B)	347,000	323,796
Spirit AeroSystems, Inc.
7.50%, 04/15/2025 (B)	327,000	326,752

		650,548

Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (B)	344,000	320,659
United Parcel Service, Inc.
3.90%, 04/01/2025	168,000	170,735

		491,394

Airlines - 0.2%
Air Canada
3.88%, 08/15/2026 (B)	285,000	261,915
American Airlines, Inc.
11.75%, 07/15/2025 (B)	810,000	895,579
British Airways Pass-Through Trust
2.90%, 09/15/2036 (B)	108,696	95,833
United Airlines, Inc.
4.63%, 04/15/2029 (B)	520,000	479,050

		1,732,377

Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.1%
Ford Motor Co.
3.25%, 02/12/2032	$ 255,000	$ 212,925
4.75%, 01/15/2043	478,000	393,752

		606,677

Banks - 4.7%
Australia & New Zealand Banking Group Ltd.
Fixed until 06/15/2026 (C), 6.75% (A) (B)	563,000	574,260
Banco Santander SA
2.71%, 06/27/2024	400,000	390,990
Bank Hapoalim BM
Fixed until 01/21/2027, 3.26% (A), 01/21/2032 (D)	220,000	189,251
Bank of America Corp.
Fixed until 05/19/2023, 1.49% (A), 05/19/2024	915,000	897,765
Fixed until 10/27/2025, 1.95% (A), 10/27/2026 (D)	EUR 600,000	610,820
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	$ 652,000	626,364
Fixed until 04/27/2032, 2.82% (A), 04/27/2033 (D)	EUR 700,000	712,354
Fixed until 04/02/2025, 3.38% (A), 04/02/2026	$ 71,000	69,347
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	44,000	39,847
Fixed until 04/27/2032, 4.57% (A), 04/27/2033	85,000	85,721
Bank of Montreal
1.50%, 01/10/2025	415,000	395,110
Bank of Nova Scotia
2.95%, 03/11/2027	86,000	82,761
Fixed until 02/04/2032, 4.59% (A), 05/04/2037	149,000	139,360
Fixed until 06/04/2025 (C), 4.90% (A)	2,187,000	2,129,591
BankUnited, Inc.
4.88%, 11/17/2025	223,000	226,772
5.13%, 06/11/2030	3,479,000	3,488,096
Barclays PLC
Fixed until 01/31/2026, 2.89% (A), 01/31/2027 (D)	EUR 400,000	409,229
Fixed until 12/15/2025 (C), 6.13% (A) (E)	$ 2,500,000	2,410,750
BNP Paribas SA
Fixed until 09/01/2027, 0.50% (A), 09/01/2028 (D)	EUR 400,000	367,899
Canadian Imperial Bank of Commerce
0.95%, 10/23/2025	$ 160,000	145,847
3.30%, 04/07/2025 (E)	342,000	337,673
Citigroup, Inc.
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	478,000	478,636
Danske Bank AS
Fixed until 09/10/2024, 0.98% (A), 09/10/2025 (B)	565,000	523,408
Fixed until 02/17/2026, 1.38% (A), 02/17/2027 (D)	EUR 400,000	387,893
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$ 593,000	568,375
Fixed until 06/26/2025 (C), 7.00% (A) (D)	500,000	482,800
HSBC Holdings PLC
3.00%, 06/30/2025 (D)	EUR 400,000	420,305
Fixed until 06/15/2026, 3.02% (A), 06/15/2027 (D)	400,000	417,637

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
ING Groep NV
Fixed until 11/16/2026 (C), 5.75% (A)	$ 2,050,000	$ 1,958,725
JPMorgan Chase & Co.
Fixed until 09/16/2023, 0.65% (A), 09/16/2024	338,000	325,440
Fixed until 03/23/2029, 1.96% (A), 03/23/2030 (D)	EUR 400,000	394,398
Fixed until 11/08/2031, 2.55% (A), 11/08/2032	$ 43,000	37,021
Fixed until 04/26/2025, 4.08% (A), 04/26/2026	215,000	214,813
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	467,000	446,236
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	655,000	629,604
National Bank of Canada
Fixed until 11/15/2023, 0.55% (A), 11/15/2024	392,000	375,307
2.15%, 10/07/2022 (B)	461,000	460,344
NatWest Group PLC
Fixed until 02/26/2029, 0.78% (A), 02/26/2030 (D)	EUR 350,000	310,834
Fixed until 03/02/2025, 1.75% (A), 03/02/2026 (D)	500,000	502,125
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	$ 450,000	446,009
Fixed until 06/28/2031 (C), 4.60% (A)	562,000	443,312
Fixed until 12/29/2025 (C), 6.00% (A)	1,875,000	1,829,306
NatWest Markets PLC
3.48%, 03/22/2025 (B)	333,000	327,218
Signature Bank
Fixed until 10/15/2025, 4.00% (A), 10/15/2030	929,000	897,965
Societe Generale SA
Fixed until 11/18/2030 (C), 5.38% (A) (B)	1,765,000	1,481,036
Sumitomo Mitsui Trust Bank Ltd.
0.85%, 03/25/2024 (B)	399,000	380,254
SVB Financial Group
Fixed until 02/15/2031 (C), 4.10% (A)	1,378,000	1,071,671
Fixed until 04/29/2027, 4.35% (A), 04/29/2028	340,000	335,471
Swedbank AB
1.30%, 02/17/2027 (D)	EUR 400,000	390,076
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (A), 05/06/2031	$ 500,000	455,606
UniCredit SpA
Fixed until 06/03/2024 (C), 8.00% (A) (D)	2,000,000	1,936,500
Wells Fargo & Co.
1.00%, 02/02/2027 (D)	EUR 400,000	386,251
Fixed until 05/04/2029, 1.74% (A), 05/04/2030 (D)	800,000	769,911

		34,414,294

Beverages - 0.0% (F)
Constellation Brands, Inc.
4.35%, 05/09/2027	$ 43,000	43,561
PepsiCo, Inc.
2.25%, 03/19/2025	257,000	252,272

		295,833

Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.1%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (B)	$ 362,000	$ 320,830
Merck Financial Services GmbH
2.38%, 06/15/2030 (D)	EUR 400,000	425,598

		746,428

Building Products - 0.1%
Park River Holdings, Inc.
6.75%, 08/01/2029 (B)	$ 347,000	235,672
PGT Innovations, Inc.
4.38%, 10/01/2029 (B)	305,000	276,800
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	420,000	341,523

		853,995

Capital Markets - 1.3%
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029 (B)	365,000	322,262
Charles Schwab Corp.
2.45%, 03/03/2027	58,000	55,552
3.85%, 05/21/2025	658,000	669,010
Credit Suisse AG
2.13%, 05/31/2024	EUR 400,000	409,938
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A) (B)	$ 1,667,000	1,375,275
Deutsche Bank AG
Fixed until 11/19/2024, 1.00% (A), 11/19/2025 (D)	EUR 400,000	391,699
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (D)	400,000	353,077
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	$ 429,000	414,573
Goldman Sachs Group, Inc.
1.25%, 02/07/2029 (D)	EUR 400,000	373,109
1.63%, 07/27/2026 (D)	600,000	597,769
ION Trading Technologies SARL
5.75%, 05/15/2028 (B)	$ 450,000	369,000
LPL Holdings, Inc.
4.00%, 03/15/2029 (B)	255,000	237,150
Morgan Stanley
Fixed until 10/21/2024, 1.16% (A), 10/21/2025	125,000	116,730
Fixed until 05/08/2025, 2.10% (A), 05/08/2026	EUR 400,000	409,696
Fixed until 05/07/2031, 2.95% (A), 05/07/2032	400,000	417,178
5.00%, 11/24/2025	$ 57,000	58,722
Fixed until 04/20/2032, 5.30% (A), 04/20/2037	49,000	49,442
NFP Corp.
4.88%, 08/15/2028 (B)	236,000	214,838
UBS Group AG
0.88%, 11/03/2031 (D)	EUR 400,000	351,174
Fixed until 06/15/2026, 2.75% (A), 06/15/2027 (D)	400,000	414,940
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	$ 1,728,000	1,727,526

		9,328,660

Chemicals - 0.6%
Avient Corp.
7.13%, 08/01/2030 (B) (G)	90,000	92,738
Celanese US Holdings LLC
4.78%, 07/19/2026	EUR 500,000	521,718

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Consolidated Energy Finance SA
5.63%, 10/15/2028 (B)	$ 362,000	$ 294,940
Linde PLC
1.38%, 03/31/2031 (D)	EUR 400,000	390,833
1.63%, 03/31/2035 (D) (E)	400,000	376,933
Methanex Corp.
5.13%, 10/15/2027	$ 349,000	322,825
Minerals Technologies, Inc.
5.00%, 07/01/2028 (B)	359,000	328,965
RPM International, Inc.
4.55%, 03/01/2029	525,000	516,900
Syngenta Finance NV
1.25%, 09/10/2027 (D)	EUR 500,000	450,050
3.38%, 04/16/2026 (D)	600,000	608,158
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (B)	$ 310,000	216,225
Westlake Corp.
1.63%, 07/17/2029	EUR 500,000	448,228

		4,568,513

Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.63%, 06/01/2028 (B)	$ 421,000	370,823
Brink’s Co.
4.63%, 10/15/2027 (B)	355,000	324,773
Cintas Corp. No. 2
3.45%, 05/01/2025	91,000	91,202
Covanta Holding Corp.
5.00%, 09/01/2030	310,000	270,676
Deluxe Corp.
8.00%, 06/01/2029 (B)	370,000	322,980
Garda World Security Corp.
6.00%, 06/01/2029 (B)	304,000	237,303
Harsco Corp.
5.75%, 07/31/2027 (B)	361,000	274,360
Nielsen Finance LLC / Nielsen Finance Co.
5.88%, 10/01/2030 (B)	239,000	234,220
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (B)	345,000	350,613
Sotheby’s / Bidfair Holdings, Inc.
5.88%, 06/01/2029 (B)	500,000	433,674
Triton Container International Ltd.
0.80%, 08/01/2023 (B)	1,412,000	1,356,117
Wabtec Transportation Netherlands BV
1.25%, 12/03/2027	EUR 500,000	435,189

		4,701,930

Construction & Engineering - 0.1%
ABB Finance BV
0.63%, 03/31/2024 (D)	300,000	305,290
Mattamy Group Corp.
4.63%, 03/01/2030 (B)	$ 194,000	156,123
5.25%, 12/15/2027 (B)	190,000	166,832
VM Consolidated, Inc.
5.50%, 04/15/2029 (B)	366,000	320,809

		949,054

Construction Materials - 0.0% (F)
Holcim Finance Luxembourg SA
0.50%, 09/03/2030 (D)	EUR 400,000	335,637

Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 1.3%
Ally Financial, Inc.
Fixed until 05/15/2028 (C), 4.70% (A)	$ 3,000,000	$ 2,366,150
Altice Financing SA
5.00%, 01/15/2028 (B)	655,000	578,208
American Express Co.
3.40%, 02/22/2024	200,000	199,640
4.20%, 11/06/2025	168,000	171,456
BMW US Capital LLC
3.90%, 04/09/2025 (B) (E)	534,000	538,524
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (B)	510,000	382,500
Credit Acceptance Corp.
6.63%, 03/15/2026 (E)	424,000	421,880
Curo Group Holdings Corp.
7.50%, 08/01/2028 (B)	418,000	284,328
Enova International, Inc.
8.50%, 09/01/2024 - 09/15/2025 (B)	352,000	325,309
FCE Bank PLC
1.62%, 05/11/2023 (D)	EUR 500,000	509,747
FirstCash, Inc.
4.63%, 09/01/2028 (B)	$ 434,000	388,237
Ford Motor Credit Co. LLC
4.95%, 05/28/2027	350,000	346,973
General Motors Financial Co., Inc.
0.85%, 02/26/2026 (D)	EUR 400,000	383,612
2.75%, 06/20/2025	$ 238,000	227,529
goeasy Ltd.
4.38%, 05/01/2026 (B) (E)	259,000	221,769
John Deere Capital Corp.
0.45%, 06/07/2024	783,000	746,734
LFS Topco LLC
5.88%, 10/15/2026 (B)	260,000	212,514
PROG Holdings, Inc.
6.00%, 11/15/2029 (B)	302,000	247,766
S&P Global, Inc.
2.70%, 03/01/2029 (B)	129,000	121,480
Synchrony Financial
4.50%, 07/23/2025	1,178,000	1,165,268

		9,839,624

Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	209,000	194,017
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (B)	335,000	338,256
Crown Americas LLC
5.25%, 04/01/2030 (B) (E)	337,000	336,158
LABL, Inc.
5.88%, 11/01/2028 (B)	297,000	271,384
Sealed Air Corp.
5.00%, 04/15/2029 (B)	128,000	125,760
Silgan Holdings, Inc.
4.13%, 02/01/2028	66,000	61,875
Sonoco Products Co.
1.80%, 02/01/2025	980,000	928,950

		2,256,400

Distributors - 0.1%
Genuine Parts Co.
1.75%, 02/01/2025	83,000	79,132
Performance Food Group, Inc.
5.50%, 10/15/2027 (B)	450,000	443,435

		522,567

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.5%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (B)	$ 805,000	$ 733,838
Enact Holdings, Inc.
6.50%, 08/15/2025 (B)	458,000	462,901
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	363,000	323,604
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	166,000	160,510
2.85%, 01/27/2025	755,000	744,846
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	977,000	913,477
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/2029 (B)	241,000	206,055

		3,545,231

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
2.05%, 05/19/2032	EUR 400,000	395,500
Cogent Communications Group, Inc.
7.00%, 06/15/2027 (B)	$ 371,000	372,427
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026 (B)	409,000	400,014
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	340,000	330,020
Iliad Holding SASU
7.00%, 10/15/2028 (B)	420,000	403,139
Lumen Technologies, Inc.
5.38%, 06/15/2029 (B)	580,000	484,300
Telefonica Emisiones SA
2.59%, 05/25/2031 (D)	EUR 300,000	312,200
Telesat Canada / Telesat LLC
4.88%, 06/01/2027 (B)	$ 500,000	294,375
Verizon Communications, Inc.
1.13%, 09/19/2035	EUR 400,000	338,028
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (B)	$ 261,000	202,275

		3,532,278

Electric Utilities - 0.6%
Avangrid, Inc.
3.20%, 04/15/2025	443,000	434,182
Duke Energy Corp.
3.10%, 06/15/2028	EUR 600,000	635,957
3.85%, 06/15/2034	600,000	652,135
EDP - Energias de Portugal SA
2.88%, 06/01/2026 (D)	400,000	417,814
FLUVIUS System Operator CVBA
0.63%, 11/24/2031 (D)	400,000	343,427
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/2024	$ 60,000	59,453
NextEra Energy Operating Partners LP
4.25%, 07/15/2024 (B)	230,000	228,618
NRG Energy, Inc.
3.63%, 02/15/2031 (B)	395,000	330,854
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (B)	355,000	329,326
Southern California Edison Co.
1.10%, 04/01/2024	545,000	522,375

Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
TenneT Holding BV
0.88%, 06/16/2035 (D)	EUR 400,000	$ 336,957
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	$ 412,000	405,635

		4,696,733

Electrical Equipment - 0.1%
EnerSys
4.38%, 12/15/2027 (B)	356,000	325,740
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (B)	677,000	673,675

		999,415

Electronic Equipment, Instruments & Components - 0.1%
Imola Merger Corp.
4.75%, 05/15/2029 (B)	365,000	339,644
Trimble, Inc.
4.75%, 12/01/2024	54,000	54,748
TTM Technologies, Inc.
4.00%, 03/01/2029 (B) (E)	383,000	338,405

		732,797

Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (B)	397,000	370,708
Genesis Energy LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	531,000	510,374
8.00%, 01/15/2027	262,000	256,760
Nabors Industries Ltd.
7.25%, 01/15/2026 (B)	270,000	245,025
Nabors Industries, Inc.
7.38%, 05/15/2027 (B)	263,000	260,370
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	206,000	193,634
Weatherford International Ltd.
6.50%, 09/15/2028 (B)	200,000	191,206

		2,028,077

Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
PIK Rate 0.00%, Cash Rate 10.00%, 06/15/2026 (B) (H)	430,000	340,446
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (B)	360,000	323,100

		663,546

Equity Real Estate Investment Trusts - 0.6%
CTR Partnership LP / CareTrust Capital Corp.
3.88%, 06/30/2028 (B)	365,000	322,499
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (B)	330,000	320,689
Prologis International Funding II SA
3.13%, 06/01/2031 (D)	EUR 400,000	418,002
Scentre Group Trust 1 / Scentre Group Trust 2
1.45%, 03/28/2029 (D) (E)	400,000	362,836
Scentre Group Trust 2
Fixed until 06/24/2030, 5.13% (A), 09/24/2080 (B)	$ 1,273,000	1,083,710

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Service Properties Trust
4.38%, 02/15/2030	$ 667,000	$ 487,955
5.25%, 02/15/2026	205,000	173,262
Unibail-Rodamco-Westfield SE
0.88%, 02/21/2025 (D) (E)	EUR 900,000	881,699

		4,050,652

Food & Staples Retailing - 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
5.88%, 02/15/2028 (B)	$ 520,000	504,400
C&S Group Enterprises LLC
5.00%, 12/15/2028 (B)	576,000	416,890

		921,290

Food Products - 1.1%
Conagra Brands, Inc.
0.50%, 08/11/2023	1,097,000	1,064,073
Hormel Foods Corp.
0.65%, 06/03/2024	234,000	224,046
Land O’Lakes Capital Trust I
7.45%, 03/15/2028 (B)	490,000	495,589
Land O’Lakes, Inc.
7.00%, 09/18/2028 (B) (C)	4,820,000	4,608,209
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	352,000	354,891
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	280,000	246,558
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc.
4.63%, 03/01/2029 (B)	258,000	235,544
Smithfield Foods, Inc.
5.20%, 04/01/2029 (B)	121,000	120,916
Viterra Finance BV
0.38%, 09/24/2025 (D)	EUR 500,000	457,439

		7,807,265

Gas Utilities - 0.1%
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 04/01/2026 (B)	$ 365,000	339,450

Health Care Equipment & Supplies - 0.0% (F)
Medline Borrower LP
3.88%, 04/01/2029 (B)	305,000	275,644

Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028 (B)	232,000	228,427
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (B)	430,000	382,468
DaVita, Inc.
4.63%, 06/01/2030 (B)	370,000	303,400
HCA, Inc.
3.50%, 09/01/2030	370,000	337,621
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (B)	360,000	320,947
MPH Acquisition Holdings LLC
5.75%, 11/01/2028 (B) (E)	381,000	322,898
Roche Holdings, Inc.
2.13%, 03/10/2025 (B) (E)	261,000	255,263
Select Medical Corp.
6.25%, 08/15/2026 (B)	468,000	468,609
UnitedHealth Group, Inc.
3.75%, 07/15/2025	707,000	720,512

		3,340,145

Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.8%
Banijay Entertainment SASU
5.38%, 03/01/2025 (B)	$ 335,000	$ 319,666
Brinker International, Inc.
5.00%, 10/01/2024 (B)	215,000	205,325
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (B)	325,000	324,188
Carnival Corp.
5.75%, 03/01/2027 (B)	425,000	340,661
10.50%, 06/01/2030 (B)	320,000	284,254
Carrols Restaurant Group, Inc.
5.88%, 07/01/2029 (B) (E)	221,000	158,562
CEC Entertainment LLC
6.75%, 05/01/2026 (B)	490,000	456,925
Dave & Buster’s, Inc.
7.63%, 11/01/2025 (B)	261,000	262,804
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	487,000	409,080
InterContinental Hotels Group PLC
2.13%, 05/15/2027 (D)	EUR 400,000	391,465
Magallanes, Inc.
3.64%, 03/15/2025 (B)	$ 60,000	58,771
4.28%, 03/15/2032 (B)	103,000	96,133
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (B)	347,000	236,842
NCL Corp. Ltd.
3.63%, 12/15/2024 (B) (E)	510,000	438,600
5.88%, 03/15/2026 (B)	235,000	191,659
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.88%, 09/01/2031 (B)	461,000	360,362
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (B)	480,000	369,600
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (B) (E)	365,000	327,223
Travel & Leisure Co.
6.00%, 04/01/2027	340,000	337,348
Wynn Macau Ltd.
5.13%, 12/15/2029 (B) (E)	510,000	390,150

		5,959,618

Household Products - 0.0% (F)
Energizer Holdings, Inc.
4.38%, 03/31/2029 (B)	286,000	236,802

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp.
3.75%, 03/01/2031 (B)	237,000	210,379
5.00%, 02/01/2031 (B)	388,000	344,915
Clearway Energy Operating LLC
4.75%, 03/15/2028 (B)	245,000	237,650

		792,944

Insurance - 1.4%
Americo Life, Inc.
3.45%, 04/15/2031 (B)	280,000	234,222
Aon Global Ltd.
2.88%, 05/14/2026	EUR 400,000	419,040
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048	$ 1,100,000	1,102,131
Athene Global Funding
1.73%, 10/02/2026 (B)	332,000	295,676

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Holding Ltd.
6.15%, 04/03/2030	$ 1,852,000	$ 1,922,288
Berkshire Hathaway Finance Corp.
1.50%, 03/18/2030	EUR 800,000	774,934
Brighthouse Financial, Inc.
5.63%, 05/15/2030 (E)	$ 1,200,000	1,202,842
Chubb INA Holdings, Inc.
1.55%, 03/15/2028	EUR 400,000	394,364
Enstar Finance LLC
Fixed until 09/01/2025, 5.75% (A), 09/01/2040	$ 1,700,000	1,588,308
F&G Global Funding
0.90%, 09/20/2024 (B)	395,000	366,077
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (B)	2,022,000	1,418,000
Ryan Specialty Group LLC
4.38%, 02/01/2030 (B)	214,000	193,135
Security Benefit Global Funding
1.25%, 05/17/2024 (B)	254,000	240,031

		10,151,048

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.30%, 04/13/2027	84,000	84,565
3.45%, 04/13/2029	340,000	342,788

		427,353

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	989,000	984,844

IT Services - 0.3%
Ahead DB Holdings LLC
6.63%, 05/01/2028 (B)	365,000	337,625
Bread Financial Holdings, Inc.
4.75%, 12/15/2024 (B)	345,000	319,125
Leidos, Inc.
3.63%, 05/15/2025	76,000	75,162
Mastercard, Inc.
2.00%, 03/03/2025	302,000	294,567
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	160,000	132,325
5.38%, 12/01/2028 (B) (E)	276,000	202,713
Visa, Inc.
2.00%, 06/15/2029	EUR 500,000	523,887

		1,885,404

Machinery - 0.6%
AGCO International Holdings BV
0.80%, 10/06/2028 (D)	300,000	260,052
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	$ 1,100,000	1,075,328
0.95%, 01/10/2024	257,000	249,597
CNH Industrial Capital LLC
4.20%, 01/15/2024	226,000	226,556
CNH Industrial NV
4.50%, 08/15/2023	177,000	177,701
Daimler Truck International Finance BV
1.25%, 04/06/2025 (D)	EUR 400,000	401,570
1.63%, 04/06/2027 (D)	400,000	397,731
Illinois Tool Works, Inc.
3.50%, 03/01/2024	$ 211,000	211,991
nVent Finance SARL
2.75%, 11/15/2031	356,000	293,632
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	452,000	440,237
3.00%, 05/15/2032 (E)	222,000	204,486

Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Weir Group PLC
2.20%, 05/13/2026 (B)	$ 319,000	$ 282,462

		4,221,343

Media - 0.6%
Belo Corp.
7.25%, 09/15/2027	750,000	746,250
Block Communications, Inc.
4.88%, 03/01/2028 (B)	365,000	320,288
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 (B)	1,005,000	893,365
Comcast Corp.
4.15%, 10/15/2028	83,000	85,078
CSC Holdings LLC
4.63%, 12/01/2030 (B)	250,000	190,000
5.38%, 02/01/2028 (B)	495,000	470,250
5.75%, 01/15/2030 (B)	360,000	291,186
Discovery Communications LLC
1.90%, 03/19/2027 (E)	EUR 400,000	396,054
Paramount Global
Fixed until 03/30/2027, 6.38% (A), 03/30/2062	$ 242,000	230,435
Sirius XM Radio, Inc.
4.00%, 07/15/2028 (B)	370,000	343,730
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	355,000	355,887
7.38%, 06/30/2030 (B)	115,000	116,039
UPC Broadband Finco BV
4.88%, 07/15/2031 (B)	294,000	259,943

		4,698,505

Metals & Mining - 0.4%
ATI, Inc.
4.88%, 10/01/2029	301,000	257,506
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (B) (E)	313,000	292,142
6.25%, 10/01/2040	263,000	227,550
Commercial Metals Co.
3.88%, 02/15/2031	307,000	255,570
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027 (B)	350,000	322,875
Glencore Finance Europe Ltd.
3.75%, 04/01/2026 (D) (E)	EUR 400,000	418,493
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (B)	$ 480,000	373,200
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	415,000	411,916
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	381,000	362,339
Warrior Met Coal, Inc.
7.88%, 12/01/2028 (B)	265,000	245,212

		3,166,803

Mortgage Real Estate Investment Trusts - 0.1%
AG Issuer LLC
6.25%, 03/01/2028 (B)	345,000	308,183
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (B)	385,000	302,225
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (B)	110,000	100,827
4.75%, 03/15/2025	235,000	233,412

		944,647

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.5%
Algonquin Power & Utilities Corp.
Fixed until 01/18/2027, 4.75% (A), 01/18/2082	$ 4,096,000	$ 3,617,178

Multiline Retail - 0.0% (F)
Nordstrom, Inc.
2.30%, 04/08/2024	95,000	89,869

Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028 (B)	337,000	329,418
Antero Resources Corp.
5.38%, 03/01/2030 (B)	335,000	329,138
Apache Corp.
4.38%, 10/15/2028	349,000	325,443
BP Capital Markets America, Inc.
2.75%, 05/10/2023	876,000	876,088
BP Capital Markets PLC
1.57%, 02/16/2027 (D)	EUR 400,000	400,493
Buckeye Partners LP
4.50%, 03/01/2028 (B)	$ 361,000	329,897
California Resources Corp.
7.13%, 02/01/2026 (B)	475,000	470,259
Canadian Natural Resources Ltd.
2.95%, 01/15/2023	990,000	987,689
Chevron Corp.
1.55%, 05/11/2025	195,000	187,825
Chevron USA, Inc.
3.90%, 11/15/2024	587,000	595,267
Chord Energy Corp.
6.38%, 06/01/2026 (B)	336,000	330,960
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	279,000	262,065
Crescent Energy Finance LLC
7.25%, 05/01/2026 (B)	349,000	322,825
DCP Midstream Operating LP
5.60%, 04/01/2044	265,000	228,547
DT Midstream, Inc.
4.30%, 04/15/2032 (B)	68,000	64,406
Earthstone Energy Holdings LLC
8.00%, 04/15/2027 (B)	326,000	311,431
eG Global Finance PLC
6.75%, 02/07/2025 (B)	338,000	321,945
Energy Transfer LP
Fixed until 11/15/2026 (C), 6.50% (A)	2,346,000	2,128,995
EnLink Midstream Partners LP
Fixed until 12/15/2022 (C), 6.00% (A)	1,400,000	973,000
EQM Midstream Partners LP
7.50%, 06/01/2027 - 06/01/2030 (B)	396,000	406,569
EQT Corp.
3.63%, 05/15/2031 (B) (E)	415,000	379,899
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	382,000	373,101
Harvest Midstream I LP
7.50%, 09/01/2028 (B)	494,000	471,018
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 02/01/2031 (B)	510,000	467,129
Holly Energy Partners LP / Holly Energy Finance Corp.
5.00%, 02/01/2028 (B)	459,000	423,223
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027 (B)	332,000	287,004
ITT Holdings LLC
6.50%, 08/01/2029 (B)	450,000	386,710

Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX LP
3.50%, 12/01/2022	$ 105,000	$ 104,913
Murphy Oil Corp.
6.38%, 07/15/2028	326,000	325,403
Murphy Oil USA, Inc.
4.75%, 09/15/2029	210,000	203,148
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.50%, 02/01/2026 (B)	445,000	407,175
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025 (E)	240,000	188,330
NuStar Logistics LP
6.38%, 10/01/2030	339,000	312,537
Occidental Petroleum Corp.
6.38%, 09/01/2028	314,000	336,506
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028 (E)	281,000	255,008
Rockcliff Energy II LLC
5.50%, 10/15/2029 (B)	241,000	232,799
Southwestern Energy Co.
5.38%, 02/01/2029 - 03/15/2030	338,000	331,962
Strathcona Resources Ltd.
6.88%, 08/01/2026 (B)	436,000	400,248
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (B)	362,000	334,025
Western Midstream Operating LP
4.50%, 03/01/2028	70,000	67,550

		16,469,948

Paper & Forest Products - 0.0% (F)
Glatfelter Corp.
4.75%, 11/15/2029 (B) (E)	305,000	207,781

Personal Products - 0.3%
Coty, Inc.
5.00%, 04/15/2026 (B)	243,000	238,650
Edgewell Personal Care Co.
4.13%, 04/01/2029 (B)	380,000	341,113
GSK Consumer Healthcare Capital NL BV
1.25%, 03/29/2026 (D)	EUR 300,000	303,679
2.13%, 03/29/2034 (D)	300,000	293,162
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025 (B)	$ 258,000	254,555
HLF Financing SARL LLC / Herbalife International, Inc.
4.88%, 06/01/2029 (B)	590,000	435,849

		1,867,008

Pharmaceuticals - 0.7%
AstraZeneca PLC
0.38%, 06/03/2029 (D) (E)	EUR 300,000	282,826
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	$ 320,000	295,944
3.25%, 02/20/2023	859,000	859,671
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (B)	206,000	206,163
Embecta Corp.
5.00%, 02/15/2030 (B)	217,000	190,770
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/2023	210,000	210,389
Novo Nordisk Finance Netherlands BV
1.13%, 09/30/2027 (D)	EUR 400,000	402,409
1.38%, 03/31/2030 (D)	300,000	297,534

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	$ 632,000	$ 599,477
Sanofi
1.25%, 04/06/2029 (D)	EUR 400,000	403,117
Takeda Pharmaceutical Co. Ltd.
1.38%, 07/09/2032	400,000	374,520
Upjohn Finance BV
1.02%, 06/23/2024 (D)	400,000	397,430
1.91%, 06/23/2032 (D)	400,000	324,085
Viatris, Inc.
1.65%, 06/22/2025	$ 404,000	370,100

		5,214,435

Professional Services - 0.1%
Korn Ferry
4.63%, 12/15/2027 (B)	240,000	225,000
Paysafe Finance PLC / Paysafe Holdings US Corp.
4.00%, 06/15/2029 (B) (E)	330,000	252,820
TriNet Group, Inc.
3.50%, 03/01/2029 (B)	375,000	327,187

		805,007

Real Estate Management & Development - 3.4%
China Resources Land Ltd.
Fixed until 12/09/2024 (C), 3.75% (A) (D)	750,000	699,345
China SCE Group Holdings Ltd.
7.25%, 04/19/2023 (D)	3,510,000	1,177,605
7.38%, 04/09/2024 (D)	3,075,000	638,831
CIFI Holdings Group Co. Ltd.
6.55%, 03/28/2024 (D)	4,540,000	2,046,322
Country Garden Holdings Co. Ltd.
4.75%, 01/17/2023 (D)	957,000	758,422
8.00%, 01/27/2024 (D)	3,314,000	1,557,580
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	407,000	400,980
Franshion Brilliant Ltd.
Fixed until 01/03/2023 (C), 4.00% (A) (D)	681,000	612,908
Hopson Development Holdings Ltd.
6.80%, 12/28/2023 (D)	2,318,000	1,437,739
HOWOGE Wohnungs-baugesellschaft mbH
Zero Coupon, 11/01/2024 (D)	EUR 400,000	393,922
0.63%, 11/01/2028 (D)	700,000	641,724
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 - 02/01/2030	$ 382,000	332,165
Logicor Financing SARL
2.25%, 05/13/2025 (D)	EUR 400,000	399,603
Longfor Group Holdings Ltd.
3.90%, 04/16/2023 (D)	$ 203,000	188,792
RKPF Overseas Ltd.
6.70%, 09/30/2024 (D)	2,036,000	977,789
7.88%, 02/01/2023 (D)	6,482,000	5,477,290
SBB Treasury OYJ
1.13%, 11/26/2029 (D)	EUR 500,000	321,946
Vanke Real Estate Hong Kong Co. Ltd.
4.20%, 06/07/2024 (D)	$ 355,000	328,572
Vonovia Finance BV
0.63%, 07/09/2026 (D)	EUR 400,000	378,648
Westwood Group Holdings Ltd.
5.38%, 10/19/2023 (D)	$ 398,000	393,276

Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023 (D) (E)	$ 4,303,000	$ 3,998,778
6.80%, 02/27/2024 (D)	2,283,000	1,941,121

		25,103,358

Road & Rail - 0.1%
AerCap Global Aviation Trust
Fixed until 06/15/2025, 6.50% (A), 06/15/2045 (B)	330,000	312,922
Canadian Pacific Railway Co.
1.35%, 12/02/2024	271,000	257,238
Hertz Corp.
5.00%, 12/01/2029 (B)	400,000	342,018

		912,178

Semiconductors & Semiconductor Equipment - 0.2%
Entegris Escrow Corp.
5.95%, 06/15/2030 (B)	355,000	352,337
Intel Corp.
3.40%, 03/25/2025	677,000	679,171
ON Semiconductor Corp.
3.88%, 09/01/2028 (B)	243,000	224,965
TSMC Global Ltd.
0.75%, 09/28/2025 (B) (E)	362,000	329,884

		1,586,357

Software - 0.1%
Central Parent, Inc. / Central Merger Sub, Inc.
7.25%, 06/15/2029 (B)	230,000	233,772
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (B)	200,000	159,069
NCR Corp.
5.13%, 04/15/2029 (B)	88,000	84,487

		477,328

Specialty Retail - 0.2%
Carvana Co.
5.50%, 04/15/2027 (B) (E)	449,000	296,340
Ken Garff Automotive LLC
4.88%, 09/15/2028 (B)	390,000	321,646
Metis Merger Sub LLC
6.50%, 05/15/2029 (B)	395,000	335,980
Rent-A-Center, Inc.
6.38%, 02/15/2029 (B) (E)	380,000	301,410

		1,255,376

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.75%, 05/11/2023	837,000	822,083
Condor Merger Sub, Inc.
7.38%, 02/15/2030 (B)	550,000	482,886
Dell Bank International DAC
0.50%, 10/27/2026 (D)	EUR 300,000	286,130

		1,591,099

Thrifts & Mortgage Finance - 0.0% (F)
NMI Holdings, Inc.
7.38%, 06/01/2025 (B)	$ 235,000	237,963

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
Altice France SA
5.13%, 07/15/2029 (B)	$ 875,000	$ 748,869
5.50%, 10/15/2029 (B)	200,000	172,658

		921,527

Total Corporate Debt Securities (Cost $225,159,519)		199,052,177

FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2031 - 01/01/2033	BRL 30,900,000	5,118,754

Chile - 0.5%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2026	CLP 1,820,000,000	1,894,491
4.70%, 09/01/2030 (D)	1,820,000,000	1,821,094

		3,715,585

Colombia - 0.6%
Colombia TES
Series B,
5.75%, 11/03/2027	COP 5,800,000,000	1,046,535
7.00%, 06/30/2032	7,100,000,000	1,164,940
9.25%, 05/28/2042	12,000,000,000	2,084,080

		4,295,555

Japan - 0.1%
Development Bank of Japan, Inc.
1.75%, 02/18/2025 (B)	$ 570,000	551,372

Mexico - 0.7%
Mexico Bonos
Series M,
5.00%, 03/06/2025	MXN 81,300,000	3,616,076
8.50%, 11/18/2038	36,000,000	1,717,468

		5,333,544

Peru - 0.7%
Peru Government Bond
5.40%, 08/12/2034	PEN 12,000,000	2,393,587
5.94%, 02/12/2029	11,550,000	2,619,386

		5,012,973

Republic of Korea - 0.2%
Industrial Bank of Korea
1.04%, 06/22/2025 (B)	$ 1,206,000	1,118,553
Korea Development Bank
0.50%, 10/27/2023	313,000	302,593

		1,421,146

Supranational - 0.2%
African Development Bank
0.75%, 04/03/2023	895,000	881,160
Asian Infrastructure Investment Bank
0.50%, 10/30/2024	396,000	373,652

Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
European Bank for Reconstruction & Development
1.50%, 02/13/2025	$ 420,000	$ 405,264
International Bank for Reconstruction & Development
3.13%, 11/20/2025	329,000	331,089

		1,991,165

Total Foreign Government Obligations (Cost $31,069,062)		27,440,094

LOAN ASSIGNMENTS - 8.2%
Aerospace & Defense - 0.2%
Castlelake Aviation Ltd.
Term Loan B,
3-Month LIBOR + 2.75%, 4.58% (A), 10/22/2026	224,424	219,280
Cobham Ultra SeniorCo SARL
Term Loan B,
TBD, 11/17/2028 (G) (I)	260,753	251,301
Dynasty Acquisition Co., Inc.
Term Loan B1,
1-Month LIBOR + 3.50%, 5.87% (A), 04/06/2026	350,257	330,337
Term Loan B2,
1-Month LIBOR + 3.50%, 5.87% (A), 04/06/2026	187,892	177,206
Spirit Aerosystems, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (A), 01/15/2025	362,627	355,375

		1,333,499

Air Freight & Logistics - 0.0% (F)
Kenan Advantage Group, Inc.
Term Loan B1,
1-Month LIBOR + 3.75%, 6.12% (A), 03/24/2026	328,975	307,180

Airlines - 0.3%
AAdvantage Loyalty IP Ltd.
Term Loan,
3-Month LIBOR + 4.75%, 7.46% (A), 04/20/2028	255,050	249,870
Air Canada
Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (A), 08/11/2028	221,690	212,822
American Airlines, Inc.
Term Loan B,
3-Month LIBOR + 1.75%, 4.05% (A), 06/27/2025	410,136	375,069
Kestrel Bidco, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.03% (A), 12/11/2026	441,624	387,367
Mileage Plus Holdings LLC
Term Loan B,
3-Month LIBOR + 5.25%, 7.31% (A), 06/21/2027	400,000	402,857
United Airlines, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.53% (A), 04/21/2028	312,118	301,097

		1,929,082

	Principal	Value
LOAN ASSIGNMENTS (continued)
Auto Components - 0.1%
DexKo Global, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 5.98% (A), 10/04/2028	$ 218,585	$ 196,945
Les Schwab Tire Centers
Term Loan B,
3-Month LIBOR + 3.25%, 4.00% (A), 11/02/2027	329,802	317,435
Mavis Tire Express Services Corp.
Term Loan B,
1-Month SOFR + 4.00%, 6.25% (A), 05/04/2028	396,271	378,835

		893,215

Beverages - 0.0% (F)
Sunshine Investments BV
Term Loan,
TBD, 04/21/2029 (G) (I)	179,896	171,576

Biotechnology - 0.0% (F)
Curium BidCo SARL
Term Loan,
3-Month LIBOR + 4.00%, 6.25% (A), 12/02/2027	247,752	238,461

Building Products - 0.2%
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 6.62% (A), 12/11/2024	458,640	433,606
Icebox Holdco III, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.00% (A), 12/22/2028	178,550	166,275
LBM Acquisition LLC
Term Loan B,
1-Week LIBOR + 3.75%, 7.12% (A), 12/17/2027	225,848	193,759
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.63%, 5.00% (A), 02/01/2027	233,117	219,859
Term Loan B1,
1-Month LIBOR + 3.00%, 5.37% (A), 06/11/2028	113,189	107,408
Specialty Building Products Holdings LLC
Term Loan B,
1-Month LIBOR + 3.75%, 5.91% (A), 10/15/2028	284,946	258,019

		1,378,926

Capital Markets - 0.3%
Advisor Group, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 6.87% (A), 07/31/2026	470,994	453,225
Camelot US Acquisition LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.37% (A), 10/30/2026	299,395	291,535
Deerfield Dakota Holding LLC
Term Loan B,
1-Month SOFR + 3.75%, 6.08% (A), 04/09/2027	380,807	367,241

Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
HighTower Holdings LLC
Term Loan B,
3-Month LIBOR + 4.00%, 6.73% (A), 04/21/2028	$ 292,691	$ 276,044
NEXUS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (A), 11/09/2026	432,440	416,224
PAI Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 6.56% (A), 10/28/2027	237,669	224,448

		2,028,717

Chemicals - 0.3%
ASP Unifrax Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 6.00% (A), 12/12/2025	251,554	225,141
Natgasoline LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.88% (A), 11/14/2025	285,842	274,408
New Arclin US Holding Corp.
Term Loan,
1-Month LIBOR + 3.75%, 6.12% (A), 09/30/2028	133,951	124,826
Olympus Water US Holding Corp.
Term Loan,
3-Month SOFR + 4.50%, 6.65% (A), 11/09/2028	45,754	44,248
Term Loan B,
3-Month LIBOR + 3.75%, 6.06% (A), 11/09/2028	186,179	175,881
Polar US Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 3-Month LIBOR + 4.75%, 7.21% (A), 10/15/2025	300,000	281,000
RelaDyne, Inc.
Term Loan B,
1-Month SOFR + 4.25%, 6.58% (A), 12/22/2028	158,993	153,825
Starfruit Finco BV
Term Loan B,
3-Month LIBOR + 3.00%, 5.25% (A), 10/01/2025	277,936	268,903
Trinseo Materials Operating SCA
Term Loan B2,
1-Month LIBOR + 2.50%, 4.87% (A), 05/03/2028	281,736	264,949

		1,813,181

Commercial Services & Supplies - 0.6%
Amentum Government Services Holdings LLC
Term Loan,
3-Month SOFR + 4.00%, 4.78% - 5.60% (A), 02/15/2029	221,171	212,417
APX Group, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, Prime Rate + 2.50%, 5.66% - 8.00% (A), 07/10/2028 (G)	371,642	348,763

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Asurion LLC
2nd Lien Term Loan B4,
1-Month LIBOR + 5.25%, 7.62% (A), 01/20/2029	$ 225,548	$ 192,392
Term Loan B8,
1-Month LIBOR + 3.25%, 5.62% (A), 12/23/2026	196,536	184,252
Term Loan B9,
1-Month LIBOR + 3.25%, 5.62% (A), 07/31/2027	329,992	309,037
Cast & Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.87% (A), 02/09/2026	310,715	301,005
Term Loan,
1-Month SOFR + 3.75%, 6.08% (A), 12/29/2028	71,404	69,217
Colibri Group LLC
Term Loan,
3-Month SOFR + 5.00%, 6-Month SOFR + 5.00%, 5.95% - 7.34% (A), 03/12/2029	170,711	160,255
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (A), 11/27/2026 (G)	395,837	386,849
Element Materials Technology Group US Holdings, Inc.
Delayed Draw Term Loan,
TBD, 06/22/2029 (I)	40,347	38,682
Term Loan,
TBD, 06/22/2029 (G) (I)	87,418	83,812
Ensemble RCM LLC
Term Loan,
3-Month LIBOR + 3.75%, 6.56% (A), 08/03/2026	215,385	210,000
Garda World Security Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 6.47% (A), 10/30/2026	334,191	315,810
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 5.81% (A), 05/30/2025	235,244	232,892
IBC Capital Ltd.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 5.78% (A), 09/11/2023	618,540	553,593
Prime Security Services Borrower LLC
Term Loan,
3-Month LIBOR + 2.75%, 4.46% (A), 09/23/2026	470,346	456,404
SITEL Worldwide Corp.
Term Loan,
1-Month LIBOR + 3.75%, 6.01% (A), 08/28/2028	281,429	273,690
Sotheby’s
Term Loan B,
3-Month LIBOR + 4.50%, 7.01% (A), 01/15/2027	305,913	293,677

		4,622,747

Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 0.0% (F)
ViaSat, Inc.
Term Loan,
1-Month SOFR + 4.50%, 6.94% (A), 03/02/2029	$ 351,850	$ 326,341

Construction & Engineering - 0.2%
Brown Group Holding LLC
Term Loan B2,
1-Month SOFR + 3.75%, 6.08% (A), 07/02/2029	146,498	143,430
Osmose Utilities Services, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 5.62% (A), 06/23/2028	296,347	275,010
Service Logic Acquisition, Inc.
Term Loan,
1-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 6.37% - 6.81% (A), 10/29/2027	239,615	229,132
USIC Holdings, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 8.87% (A), 05/14/2029	128,309	116,119
Term Loan,
1-Month LIBOR + 3.50%, 5.87% (A), 05/12/2028	154,454	145,187
VM Consolidated, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 5.50% - 6.13% (A), 03/24/2028	332,966	326,099

		1,234,977

Construction Materials - 0.1%
Foley Products Co. LLC
Term Loan,
3-Month SOFR + 4.75%, 6.95% (A), 12/29/2028	386,363	363,181
Potters Industries LLC
Term Loan B,
3-Month LIBOR + 4.00%, 6.25% (A), 12/14/2027	212,168	202,356

		565,537

Containers & Packaging - 0.3%
Berlin Packaging LLC
Term Loan B4,
1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 4.97% - 5.51% (A), 03/11/2028	104,535	97,819
Term Loan B5,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 5.47% - 6.01% (A), 03/11/2028	237,845	226,399
BWAY Holding Co.
Term Loan B,
3-Month LIBOR + 3.25%, 5.04% (A), 04/03/2024	309,535	296,380
Charter NEX US, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 6.56% (A), 12/01/2027	258,391	247,732

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.
Term Loan B,
1-Month SOFR + 4.18%, 6.60% (A), 04/13/2029	$ 227,561	$ 217,977
LABL, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.00%, 7.37% (A), 10/29/2028	282,364	267,893
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.00% (A), 11/30/2027	223,396	214,786
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.87% (A), 09/24/2028	310,976	300,286
TricorBraun Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 5.62% (A), 03/03/2028	341,628	323,692
Trident TPI Holdings, Inc.
Delayed Draw Term Loan,
3-Month LIBOR + 4.00%, 4.00% - 6.25% (A), 09/15/2028	18,017	17,071
Term Loan,
3-Month LIBOR + 4.00%, 6.25% (A), 09/15/2028	202,074	191,465
Term Loan B1,
3-Month LIBOR + 3.25%, 5.50% (A), 10/17/2024	140,612	136,067

		2,537,567

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.13% (A), 05/18/2025	635,023	608,563

Diversified Financial Services - 0.1%
Claros Mortgage Trust, Inc.
Term Loan B,
1-Month SOFR + 4.50%, 6.33% (A), 08/09/2026	354,644	344,891

Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.25% (A), 11/30/2027 (G)	142,332	136,817
Intelsat Jackson Holdings SA
Term Loan B3,
Prime Rate + 4.75%, 10.25% (A), 11/27/2023	3,245	3,067
Iridium Satellite LLC
Term Loan B2,
1-Month LIBOR + 2.50%, 4.87% (A), 11/04/2026	334,800	331,117
Telesat Canada
Term Loan B5,
2-Month LIBOR + 2.75%, 5.34% (A), 12/07/2026	419,666	286,572

Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC
Term Loan Q,
1-Month LIBOR + 3.25%, 5.25% (A), 01/31/2029	$ 342,000	$ 336,941
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 5.37% (A), 03/09/2027	225,636	207,952

		1,302,466

Electrical Equipment - 0.1%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.75% (A), 12/02/2024	275,851	270,334
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 9.79% (A), 12/01/2025	181,000	172,764
Gates Global LLC
Term Loan B3,
1-Month LIBOR + 2.50%, 4.87% (A), 03/31/2027	209,340	201,333

		644,431

Electronic Equipment, Instruments & Components - 0.1%
II-VI, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.46% (A), 07/02/2029	209,915	203,793
Ingram Micro, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 5.75% (A), 06/30/2028	152,923	149,865
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.52% (A), 08/20/2025	425,093	388,960

		742,618

Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.87% (A), 04/22/2026	621,787	534,736

Food Products - 0.0% (F)
Nomad Foods Europe Midco Ltd.
Term Loan B4,
3-Month LIBOR + 2.25%, 3.66% (A), 05/15/2024	294,849	287,036

Health Care Equipment & Supplies - 0.1%
Medline Borrower LP
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (A), 10/23/2028 (G)	669,834	638,761

Health Care Providers & Services - 0.3%
Bella Holding Co. LLC
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (A), 05/10/2028	209,056	199,126
Cano Health LLC
Term Loan,
1-Month SOFR + 4.00%, 6.43% (A), 11/23/2027	269,164	252,678

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 4.75% (A), 09/29/2028	$ 191,215	$ 185,279
Gainwell Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 6.25% (A), 10/01/2027	362,296	348,710
ICON Luxembourg SARL
Term Loan,
3-Month LIBOR + 2.25%, 4.56% (A), 07/03/2028	180,921	177,303
Option Care Health, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.12% (A), 10/27/2028	159,909	156,261
PRA Health Sciences, Inc.
Term Loan,
3-Month LIBOR + 2.25%, 4.56% (A), 07/03/2028	45,077	44,175
Quantum Health, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 3-Month LIBOR + 4.50%, 6.75% - 6.87% (A), 12/22/2027	312,624	295,430
Radnet Management, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 5.30% (A), 04/21/2028 (G)	182,123	176,431
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (A), 11/16/2025	428,898	404,147

		2,239,540

Health Care Technology - 0.2%
Athenahealth, Inc.
Term Loan B,
1-Month SOFR + 3.50%, 5.65% (A), 02/15/2029	408,260	388,255
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.87% (A), 03/01/2024	381,320	376,394
Navicure, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 6.37% (A), 10/22/2026	348,547	338,091

		1,102,740

Hotels, Restaurants & Leisure - 1.0%
Aimbridge Acquisition Co., Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (A), 02/02/2026	443,859	383,938
Carnival Corp.
Term Loan B,
6-Month LIBOR + 3.00%, 5.88% (A), 06/30/2025	140,282	133,338
6-Month LIBOR + 3.25%, 6.13% (A), 10/18/2028	202,969	187,577
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 5.88% (A), 12/11/2026	329,238	316,377

Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Dave & Buster’s, Inc.
Term Loan B,
1-Month SOFR + 5.00%, 7.43% (A), 06/29/2029	$ 444,664	$ 434,474
Everi Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.75% (A), 08/03/2028	217,368	212,151
Fertitta Entertainment LLC
Term Loan B,
1-Month SOFR + 4.00%, 6.33% (A), 01/27/2029	232,809	221,750
Fogo De Chao, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 6.62% (A), 04/07/2025	305,000	289,750
Herschend Entertainment Co. LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.13% (A), 08/27/2028	177,960	174,179
Hilton Grand Vacations Borrower LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.37% (A), 08/02/2028	305,442	299,143
Hornblower Sub LLC
Repriced Term Loan B,
3-Month LIBOR + 4.50%, 7.38% (A), 04/27/2025	566,123	570,369
IRB Holding Corp.
Term Loan B,
1-Month SOFR + 3.15%, 4.87% (A), 12/15/2027	125,907	120,241
1-Month LIBOR + 2.75%, 5.12% (A), 02/05/2025	308,304	300,266
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 5.50% (A), 11/12/2026	22,377	20,568
Term Loan B1,
3-Month LIBOR + 3.25%, 5.50% (A), 11/12/2026	184,237	169,345
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.62% (A), 10/20/2025	479,793	450,706
PCI Gaming Authority
Term Loan,
1-Month LIBOR + 2.50%, 4.87% (A), 05/29/2026	170,118	164,873
Penn National Gaming, Inc.
Term Loan B,
1-Month SOFR + 2.75%, 5.18% (A), 05/03/2029	123,153	120,170
PF Chang’s China Bistro, Inc.
Term Loan B,
3-Month LIBOR + 6.25%, 7.82% (A), 03/01/2026	324,264	287,379
Playa Resorts Holding BV
Term Loan B,
1-Month LIBOR + 2.75%, 5.12% (A), 04/29/2024	470,660	452,086
Scientific Games Holdings LP
Term Loan B,
3-Month SOFR + 3.50%, 5.62% (A), 04/04/2029	222,260	212,073

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
Term Loan,
1-Month SOFR + 3.00%, 5.04% (A), 04/14/2029	$ 177,189	$ 173,203
SeaWorld Parks & Entertainment, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.38% (A), 08/25/2028	414,614	394,506
Travelport Finance SARL
Term Loan,
3-Month LIBOR + 5.00%, PIK Rate 1.75%, Cash Rate 0.00%, 1.75% - 7.25% (A), 05/29/2026 (H)	850,498	653,182
Twin River Worldwide Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.05% (A), 10/02/2028	341,143	323,318
Whatabrands LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (A), 08/03/2028	240,408	228,838

		7,293,800

Household Products - 0.0% (F)
Diamond BV
Term Loan B,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 5.12% - 5.56% (A), 09/29/2028	273,755	260,957

Insurance - 0.3%
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (A), 05/09/2025	411,682	397,530
Term Loan B4,
1-Month LIBOR + 3.50%, 5.66% (A), 11/06/2027	72,815	70,202
AmWINS Group, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.62% (A), 02/19/2028	307,784	297,781
Broadstreet Partners, Inc.
Term Loan B2,
1-Month LIBOR + 3.25%, 5.62% (A), 01/27/2027 (G)	288,878	275,638
Hub International Ltd.
Term Loan B,
3-Month LIBOR + 3.25%, 5.78% - 5.98% (A), 04/25/2025 (G)	465,949	455,095
Hyperion Insurance Group Ltd.
Term Loan B,
1-Month LIBOR + 3.25%, 5.63% (A), 11/12/2027	376,020	360,979
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (A), 12/31/2025	476,539	461,250

		2,318,475

Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Internet & Catalog Retail - 0.1%
CNT Holdings I Corp.
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 8.57% (A), 11/06/2028	$ 205,369	$ 195,871
Term Loan,
1-Month LIBOR + 3.50%, 5.37% (A), 11/08/2027	207,467	200,428

		396,299

IT Services - 0.1%
Peraton Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (A), 02/01/2028	402,956	390,532
Rackspace Technology Global, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.16% (A), 02/15/2028	221,923	203,336
Tempo Acquisition LLC
Term Loan B,
1-Month SOFR + 3.00%, 5.33% (A), 08/31/2028	185,459	181,441

		775,309

Life Sciences Tools & Services - 0.0% (F)
Parexel International Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.92% (A), 11/15/2028	252,682	245,778

Machinery - 0.2%
Circor International, Inc.
Term Loan B,
1-Month LIBOR + 5.50%, 7.76% (A), 12/20/2028	301,716	271,545
Engineered Machinery Holdings, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 6.00% (A), 05/19/2028	220,622	209,811
Filtration Group Corp.
Term Loan,
1-Month LIBOR + 3.50%, 5.87% (A), 10/21/2028	190,494	183,053
Hayward Industries, Inc.
Term Loan,
1-Month LIBOR + 2.50%, 4.87% (A), 05/30/2028	358,894	342,744
OEConnection LLC
Term Loan B,
1-Month LIBOR + 4.00%, 6.16% - 6.37% (A), 09/25/2026	375,768	356,510
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.12% (A), 03/20/2025	402,908	334,414

		1,698,077

Media - 0.5%
CMG Media Corp.
Term Loan,
1-Month LIBOR + 3.50%, 5.87% (A), 12/17/2026	412,068	386,520
Cogeco Financing 2 LP
Term Loan B,
1-Month LIBOR + 2.50%, 4.87% (A), 09/01/2028	249,417	238,906

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
CSC Holdings LLC
Term Loan B5,
1-Month LIBOR + 2.50%, 4.50% (A), 04/15/2027	$ 486,214	$ 462,967
Dotdash Meredith, Inc.
Term Loan B,
1-Month SOFR + 4.00%, 5.70% (A), 12/01/2028	312,336	281,883
EW Scripps Co.
Term Loan B3,
1-Month LIBOR + 2.75%, 5.12% (A), 01/07/2028	350,739	341,605
Gray Television, Inc.
Term Loan C,
1-Month LIBOR + 2.50%, 4.21% (A), 01/02/2026	148,843	144,781
Term Loan D,
1-Month LIBOR + 3.00%, 4.71% (A), 12/01/2028	116,424	113,746
Rentpath, Inc.
2nd Lien Term Loan,
TBD, 05/03/2028 (I) (J) (K) (L)	594,723	2,974
Sinclair Television Group, Inc.
Term Loan B4,
1-Month SOFR + 3.75% (A), 04/21/2029 (I)	250,000	233,125
United Talent Agency LLC
Term Loan B,
3-Month LIBOR + 4.00%, 6.20% (A), 07/07/2028	373,585	360,509
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (A), 03/15/2026	394,714	384,550
3-Month SOFR + 4.25%, 6.25% (A), 06/08/2029	15,496	14,941
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (A), 01/31/2029	85,260	81,405
Ziggo Financing Partnership
Term Loan I,
1-Month LIBOR + 2.50%, 4.50% (A), 04/30/2028	292,305	283,779

		3,331,691

Metals & Mining - 0.1%
US Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 6.38% (A), 05/01/2025 (G)	519,168	500,997
WP CPP Holdings LLC
Term Loan,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 6.13% - 6.56% (A), 04/30/2025	413,552	354,103

		855,100

Mortgage Real Estate Investment Trusts - 0.0% (F)
Apollo Commercial Real Estate Finance, Inc.
Term Loan B1,
1-Month LIBOR + 3.50%, 5.76% (A), 03/11/2028	283,910	262,617

Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.3%
Buckeye Partners LP
Term Loan B,
1-Month LIBOR + 2.25%, 3.92% (A), 11/01/2026	$ 298,519	$ 292,761
Centurion Pipeline Co. LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.62% (A), 09/29/2025	289,016	282,152
CQP Holdco LP
Term Loan B,
3-Month LIBOR + 3.75%, 6.00% (A), 06/05/2028	370,049	358,948
EG America LLC
Term Loan,
3-Month LIBOR + 4.00%, 6.25% (A), 02/07/2025	495,681	468,935
Medallion Midland Acquisition LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.12% (A), 10/18/2028	311,044	301,454
Oryx Midstream Services Permian Basin LLC
Term Loan B,
3-Month LIBOR + 3.25%, 4.71% (A), 10/05/2028	224,148	217,937
TransMontaigne Operating Co. LP
Term Loan B,
1-Month LIBOR + 3.50%, 5.66% (A), 11/17/2028 (G)	312,086	300,123

		2,222,310

Paper & Forest Products - 0.1%
Vertical US Newco, Inc.
Term Loan B,
6-Month LIBOR + 3.50%, 6.87% (A), 07/30/2027 (G)	388,014	373,868

Personal Products - 0.1%
Coty, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.06% (A), 04/07/2025	354,494	341,533
Sunshine Luxembourg VII SARL
Term Loan B3,
3-Month LIBOR + 3.75%, 6.00% (A), 10/01/2026	448,864	427,473

		769,006

Pharmaceuticals - 0.0% (F)
Organon & Co.
Term Loan,
3-Month LIBOR + 3.00%, 4.63% (A), 06/02/2028	221,755	217,690

Professional Services - 0.0% (F)
Verscend Holding Corp.
Term Loan B,
TBD, 08/27/2025 (G) (I)	325,000	316,198

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development - 0.1%
Brookfield WEC Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 5.12% (A), 08/01/2025	$ 309,691	$ 298,379
1-Month SOFR + 3.75%, 6.04% (A), 08/01/2025	59,399	57,580
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 5.12% (A), 08/21/2025	301,965	291,837

		647,796

Road & Rail - 0.0% (F)
Hertz Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 5.63% (A), 06/30/2028	197,189	188,993
Term Loan C,
1-Month LIBOR + 3.25%, 5.63% (A), 06/30/2028	37,538	35,978

		224,971

Semiconductors & Semiconductor Equipment - 0.0% (F)
Altar Bidco, Inc.
2nd Lien Term Loan,
6-Month SOFR + 5.60%, 7.35% (A), 02/01/2030	22,132	19,992
Term Loan,
6-Month SOFR + 3.35%, 12-Month SOFR + 3.35%, 5.20% - 5.75% (A), 02/01/2029 (G)	162,810	154,466

		174,458

Software - 0.9%
Applied Systems, Inc.
1st Lien Term Loan,
2-Month LIBOR + 3.00%, 5.25% (A), 09/19/2024	380,698	373,491
2nd Lien Term Loan,
3-Month LIBOR + 5.50%, 7.75% (A), 09/19/2025	173,849	169,068
Barracuda Networks, Inc.Barracuda Networks, Inc.
Term Loan,
TBD, 05/17/2029 (G) (I)	209,494	201,813
CDK Global, Inc.
Term Loan B,
3-Month SOFR + 4.50%, 6.61% (A), 07/06/2029 (G)	427,809	414,916
Comet Acquisition, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 5.62% (A), 10/24/2025	407,146	388,824
Corel Corp.
Term Loan,
3-Month LIBOR + 5.00%, 6.57% (A), 07/02/2026	420,574	402,350
CPC Acquisition Corp.
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 10.00% (A), 12/29/2028	66,316	58,026
Term Loan,
3-Month LIBOR + 3.75%, 6.00% (A), 12/29/2027	186,677	161,476

Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
DCert Buyer, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 7.00%, 9.37% (A), 02/19/2029	$ 101,488	$ 94,384
Term Loan B,
1-Month LIBOR + 4.00%, 6.37% (A), 10/16/2026	401,994	388,678
Epicor Software Corp.
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 10.12% (A), 07/31/2028	109,907	108,038
Term Loan,
1-Month LIBOR + 3.25%, 5.62% (A), 07/30/2027	441,945	420,216
Greeneden US Holdings II LLC
Term Loan B4,
1-Month LIBOR + 4.00%, 6.37% (A), 12/01/2027	324,177	315,938
Helios Software Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 5.95% (A), 03/11/2028	238,070	224,579
ION Trading Finance Ltd.
Term Loan,
3-Month LIBOR + 4.75%, 7.00% (A), 04/03/2028	313,406	297,109
McAfee LLC
Term Loan B,
1-Week SOFR + 4.00%, 5.70% (A), 03/01/2029	442,298	421,104
MedAssets Software Intermediate Holdings, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 9.12% (A), 12/17/2029 (G)	111,064	98,847
Term Loan,
1-Month LIBOR + 4.00%, 6.37% (A), 12/18/2028	202,785	195,180
Mitnick Corporate Purchaser, Inc.
Term Loan,
3-Month SOFR + 4.75%, 5.92% (A), 05/02/2029	103,013	99,665
NCR Corp.
Term Loan,
3-Month LIBOR + 2.50%, 5.31% (A), 08/28/2026	297,866	290,171
Project Boost Purchaser LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.87% (A), 06/01/2026	320,361	303,876
Proofpoint, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.82% (A), 08/31/2028	217,542	208,685
RealPage, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.37% (A), 04/24/2028	238,750	229,349
Sophia LP
Term Loan B,
1-Month SOFR + 4.25%, 6.33% (A), 10/07/2027	440,268	425,959
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 5.25%, 7.54% (A), 05/03/2027	63,678	61,051
Term Loan,
3-Month LIBOR + 3.25%, 5.54% (A), 05/04/2026	78,532	75,996

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Ultimate Software Group, Inc. (continued)
Term Loan B,
1-Month LIBOR + 3.75%, 6.12% (A), 05/04/2026	$ 264,854	$ 257,202
VS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.37% (A), 02/28/2027	208,913	202,646

		6,888,637

Specialty Retail - 0.2%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.50%, 3.88% (A), 04/13/2028	61,457	59,895
Term Loan B3,
3-Month LIBOR + 2.25%, 5.06% (A), 10/30/2026	150,189	146,810
Franchise Group Intermediate Holdco LLC
1st Lien Term Loan B,
3-Month LIBOR + 4.75%, 6.50% (A), 03/10/2026 (G)	352,810	328,113
Great Outdoors Group LLC
Term Loan B1,
1-Month LIBOR + 3.75%, 6.12% (A), 03/06/2028	238,991	218,079
Rent-A-Center, Inc.
1st Lien Term Loan B,
3-Month LIBOR + 3.25%, 6.06% (A), 02/17/2028	194,370	174,751
Restoration Hardware, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.87% (A), 10/20/2028	188,366	169,687
Storable, Inc.
Term Loan B,
1-Month SOFR + 3.50%, 3-Month SOFR + 3.50%, 5.55% - 6.08% (A), 04/17/2028	204,647	194,671

		1,292,006

Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG
Term Loan B,
6-Month LIBOR + 3.25%, 5.10% (A), 04/28/2028 (G)	338,165	315,338
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.87% (A), 12/15/2024	370,377	350,315

		665,653

Trading Companies & Distributors - 0.0% (F)
Pro Mach Group, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 6.37% (A), 08/31/2028	182,723	176,937

Transportation Infrastructure - 0.0% (F)
KKR Apple Bidco LLC
2nd Lien Term Loan,
1-Month LIBOR + 5.75%, 8.12% (A), 09/21/2029	32,722	31,277

Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure (continued)
KKR Apple Bidco LLC (continued)
Term Loan,
1-Month LIBOR + 2.75%, 5.12% (A), 09/23/2028	$ 196,090	$ 188,982

		220,259

Wireless Telecommunication Services - 0.2%
Altice France SA
Term Loan B12,
3-Month LIBOR + 3.69%, 6.20% (A), 01/31/2026	756,646	712,509
CCI Buyer, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 6.25% (A), 12/17/2027	392,012	370,288
Eagle Broadband Investments LLC
Term Loan,
3-Month LIBOR + 3.00%, 5.31% (A), 11/12/2027	210,049	201,997

		1,284,794

Total Loan Assignments (Cost $63,289,122)		60,739,474

U.S. GOVERNMENT OBLIGATIONS - 35.0%
U.S. Treasury - 35.0%
U.S. Treasury Bond
1.75%, 08/15/2041	10,000,000	7,883,203
2.38%, 02/15/2042	9,700,000	8,520,844
3.25%, 05/15/2042	10,600,000	10,706,000
U.S. Treasury Note
0.13%, 12/31/2022	3,600,000	3,560,203
0.13%, 06/30/2023 (E)	25,000,000	24,360,352
0.25%, 05/15/2024 - 06/15/2024	51,000,000	48,582,461
1.38%, 06/30/2023 - 10/31/2028 (E)	25,222,000	24,846,396
1.38%, 11/15/2031	1,491,000	1,337,008
1.88%, 02/15/2032	44,000	41,161
2.00%, 04/30/2024 - 05/31/2024	50,000,000	49,193,359
2.25%, 03/31/2024 - 04/30/2024	30,000,000	29,652,344
2.50%, 04/30/2024 (E)	25,000,000	24,807,617
2.50%, 05/15/2024	25,000,000	24,812,500

Total U.S. Government Obligations (Cost $259,068,050)		258,303,448

	Shares	Value
COMMON STOCKS - 0.2%
Energy Equipment & Services - 0.2%
Hi-Crush, Inc. (J) (M) (N)	3,934,542	1,495,126

Machinery - 0.0%
Ameriforge Group, Inc. (J) (M) (N) (O)	2,679	0

Total Common Stocks (Cost $564,176)		1,495,126

PREFERRED STOCKS - 0.4%
Banks - 0.2%
Customers Bancorp, Inc.,
5.38% (M)	79,110	1,862,249

Insurance - 0.1%
American Equity Investment Life Holding Co.,
Series A, Fixed until 12/01/2024, 5.95% (A) (E)	15,829	385,278

	Shares	Value
PREFERRED STOCKS (continued)
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP,
Series A-1, 6.50%	28,625	$ 643,204

Total Preferred Stocks (Cost $3,083,747)		2,890,731

SHORT-TERM INVESTMENT COMPANY - 11.3%
Money Market Fund - 11.3%
State Street Institutional U.S. Government Money Market Fund, 1.53% (P)	83,453,072	83,453,072

Total Short-Term Investment Company (Cost $83,453,072)		83,453,072

OTHER INVESTMENT COMPANY - 5.6%
Securities Lending Collateral - 5.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (P)	41,603,439	41,603,439

Total Other Investment Company (Cost $41,603,439)		41,603,439

Total Investments (Cost $790,330,014)		755,402,839
Net Other Assets (Liabilities) - (2.2)%		(16,455,220)

Net Assets - 100.0%		$ 738,947,619

Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
German Euro BOBL	(30)	09/08/2022	$(3,874,007)	$(3,920,685)	$—	$(46,678)
German Euro Bund	(50)	09/08/2022	(7,879,371)	(8,055,796)	—	(176,425)

Total Futures Contracts					$—	$(223,103)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/22/2022	USD	48,355,955	EUR	45,850,000	$1,318,607	$—
JPMS	09/22/2022	EUR	14,500,000	USD	15,414,025	—	(538,527)
JPMS	10/20/2022	USD	3,072,780	BRL	17,000,000	—	(140,072)
JPMS	10/20/2022	USD	2,326,811	CLP	2,200,000,000	—	(79,928)
JPMS	10/20/2022	USD	2,618,763	COP	11,470,000,000	—	(17,550)
JPMS	10/20/2022	USD	3,378,100	MXN	70,300,000	—	(17,844)
JPMS	10/20/2022	USD	3,266,389	PEN	12,800,000	35,521	—

Total						$1,354,128	$(793,921)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(R)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$80,425,278	$—	$80,425,278
Corporate Debt Securities	—	199,052,177	—	199,052,177
Foreign Government Obligations	—	27,440,094	—	27,440,094
Loan Assignments	—	60,739,474	—	60,739,474
U.S. Government Obligations	—	258,303,448	—	258,303,448
Common Stocks	—	—	1,495,126	1,495,126
Preferred Stocks	1,028,482	1,862,249	—	2,890,731
Short-Term Investment Company	83,453,072	—	—	83,453,072
Other Investment Company	41,603,439	—	—	41,603,439

Total Investments	$126,084,993	$627,822,720	$1,495,126	$755,402,839

Other Financial Instruments
Forward Foreign Currency Contracts (S)	$—	$1,354,128	$—	$1,354,128

Total Other Financial Instruments	$—	$1,354,128	$—	$1,354,128

LIABILITIES
Other Financial Instruments
Futures Contracts (S)	$(223,103)	$—	$—	$(223,103)
Forward Foreign Currency Contracts (S)	—	(793,921)	—	(793,921)

Total Other Financial Instruments	$(223,103)	$(793,921)	$—	$(1,017,024)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $137,845,422, representing 18.7% of the Fund’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.

Transamerica Funds	Page 19

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the total value of Regulation S securities is $49,937,766, representing 6.8% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $65,912,057, collateralized by cash collateral of $41,603,439 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $25,686,805. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	All or a portion of the security represents unsettled loan commitments at July 31, 2022 where the rate will be determined at time of settlement.
(J)	Restricted securities. At July 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan, TBD, 05/03/2028	04/06/2021	$103,474	$2,974	0.0	%(F)
Common Stocks	Hi-Crush, Inc.	10/08/2020 - 11/02/2021	473,091	1,495,126	0.3
Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	0	0.0	(F)

Total			$667,833	$1,498,100	0.3%

(K)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2022, the value of this security is $2,974, representing less than 0.1% of the Fund’s net assets.
(L)	Non-income producing security.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2022, the total value of securities is $3,357,375, representing 0.5% of the Fund’s net assets.
(N)	Securities are Level 3 of the fair value hierarchy.
(O)	Security deemed worthless.
(P)	Rates disclosed reflect the yields at July 31, 2022.
(Q)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Fund.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 20

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Unconstrained Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 21

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 22